UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue - New York, NY	10017-4033
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

666 Third Avenue

New York, NY 10017-4033

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	September 30
Date of reporting period:	December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

BIOTECH ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 100.0%
Ireland: 2.7%
239,100	Alkermes Plc (USD) *	$18,979,758
Netherlands: 2.6%
673,047	Qiagen NV (USD) *	18,609,750
Spain: 2.0%
443,253	Grifols SA (ADR)	14,361,397
United States: 92.7%
184,376	Alexion Pharmaceuticals, Inc. *	35,169,722
193,870	Alnylam Pharmaceuticals, Inc. *	18,250,922
478,779	Amgen, Inc.	77,720,195
816,804	Baxalta, Inc.	31,879,860
135,117	Biogen Idec, Inc. *	41,393,093
322,817	BioMarin Pharmaceutical, Inc. *	33,818,309
79,419	Bluebird Bio, Inc. * †	5,100,288
582,071	Celgene Corp. *	69,708,823
200,983	Cepheid, Inc. *	7,341,909
120,007	Charles River Laboratories International, Inc. *	9,647,363
897,866	Gilead Sciences, Inc.	90,855,060
169,938	Illumina, Inc. *	32,618,749
280,873	Incyte Corp. *	30,460,677
45,728	Intercept Pharmaceuticals, Inc. * †	6,829,477
289,544	Ionis Pharmaceuticals, Inc. *	17,931,460
488,263	Medivation, Inc. *	23,602,633
34,456	Puma Biotechnology, Inc. * †	2,701,350
306,774	Quintiles Transnational Holdings, Inc. *	21,063,103
61,693	Regeneron Pharmaceuticals, Inc. *	33,491,279
222,246	Seattle Genetics, Inc. * †	9,974,400
130,496	United Therapeutics Corp. *	20,436,979
251,954	Vertex Pharmaceuticals, Inc. *	31,703,372
		651,699,023
Total Common Stocks (Cost: $707,892,539)		703,649,928

Principal
Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.2%
Repurchase Agreements: 2.2%
$3,575,726	Repurchase agreement dated 12/31/15 with Citigroup Global Markets, Inc., 0.34%, due 1/4/16, proceeds $3,575,861; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 1/15/16 to 4/1/51, valued at $3,647,240 including accrued interest)	3,575,726
3,575,726	Repurchase agreement dated 12/31/15 with Daiwa Capital Markets America, Inc., 0.35%, due 1/4/16, proceeds $3,575,865; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/21/16 to 2/1/49, valued at $3,647,240 including accrued interest)	3,575,726
3,575,726	Repurchase agreement dated 12/31/15 with HSBC Securities USA, Inc., 0.28%, due 1/4/16, proceeds $3,575,837; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 1/15/16 to 11/15/43, valued at $3,647,251 including accrued interest)	3,575,726
752,503	Repurchase agreement dated 12/31/15 with JP Morgan Securities LLC, 0.32%, due 1/4/16, proceeds $752,530; (collateralized by various U.S. government and agency obligations, 0.00% to 2.00%, due 4/28/16 to 2/15/25, valued at $767,561 including accrued interest)	752,503
3,575,726	Repurchase agreement dated 12/31/15 with Nomura Securities International, Inc., 0.33%, due 1/4/16, proceeds $3,575,857; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 1/15/16 to 10/20/65, valued at $3,647,241 including accrued interest)	3,575,726
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $15,055,407)		15,055,407
Total Investments: 102.2% (Cost: $722,947,946)		718,705,335
Liabilities in excess of other assets: (2.2)%		(15,295,168)
NET ASSETS: 100.0%		$703,410,167

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $14,707,844.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Biotechnology	75.5%	$531,485,686
Health Care	15.8	111,288,380
Life Sciences Tools & Services	8.7	60,875,862
	100.0%	$703,649,928

The summary of inputs used to value the Fund’s investments as of December 31, 2015 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$703,649,928	$—	$—	$703,649,928
Repurchase Agreements	—	15,055,407	—	15,055,407
Total	$703,649,928	$15,055,407	$—	$718,705,335

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2015.

See Notes to Schedules of Investments

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Canada: 3.9%
24,145	Progressive Waste Solutions Ltd. (USD)	$568,615
United Kingdom: 4.0%
7,720	Steris Plc (USD)	581,625
United States: 92.2%
19,465	ABM Industries, Inc.	554,169
33,212	Calgon Carbon Corp.	572,907
8,887	Cantel Medical Corp.	552,238
37,567	Ceco Environmental Corp.	288,515
11,376	Clarcor, Inc.	565,160
13,633	Clean Harbors, Inc. *	567,814
34,164	Covanta Holding Corp. †	529,200
53,970	Darling International, Inc. *	567,764
19,703	Donaldson Company, Inc.	564,688
71,283	Layne Christensen Co. * †	374,949
52,705	Newpark Resources, Inc. *	278,282
32,714	Republic Services, Inc.	1,439,089
20,108	Schnitzer Steel Industries, Inc.	288,952
12,211	Stericycle, Inc. *	1,472,647
9,644	Tennant Co.	542,571
12,267	Tenneco, Inc. *	563,178
21,327	Tetra Tech, Inc.	554,928
7,978	US Ecology, Inc.	290,718
25,785	Waste Connections, Inc.	1,452,211
27,037	Waste Management, Inc.	1,442,965
		13,462,945
Total Common Stocks (Cost: $14,193,055)		14,613,185
MONEY MARKET FUND: 0.2% (Cost: $29,939)
29,939	Dreyfus Government Cash Management Fund	29,939
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $14,222,994)		14,643,124

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.4% (Cost: $497,098)
Repurchase Agreement: 3.4%
$497,098	Repurchase agreement dated 12/31/15 with Nomura Securities International, Inc., 0.33%, due 1/4/16, proceeds $497,116; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 1/15/16 to 10/20/65, valued at $507,040 including accrued interest)	497,098
Total Investments: 103.7% (Cost: $14,720,092)		15,140,222
Liabilities in excess of other assets: (3.7)%		(536,079)
NET ASSETS: 100.0%		$14,604,143

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $480,313.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	3.9%	$563,178
Consumer Staples	3.9	567,764
Energy	1.9	278,282
Health Care	7.7	1,133,863
Industrials	76.5	11,208,239
Materials	5.9	861,859
Money Market Fund	0.2	29,939
	100.0%	$14,643,124

The summary of inputs used to value the Fund’s investments as of December 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$14,613,185	$—	$—	$14,613,185
Money Market Fund	29,939	—	—	29,939
Repurchase Agreement	—	497,098	—	497,098
Total	$14,643,124	$497,098	$—	$15,140,222

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2015.

See Notes to Schedules of Investments

GAMING ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.7%
Australia: 14.8%
111,271	Aristocrat Leisure Ltd. #	$820,317
69,811	Crown Resorts Ltd. #	629,972
116,064	Star Entertainment Group Ltd. #	425,218
155,837	TABCORP Holdings Ltd. #	529,760
271,370	Tatts Group Ltd. #	860,208
		3,265,475
Canada: 1.4%
16,488	Amaya, Inc. *	206,886
14,942	Intertain Group Ltd. *	107,136
		314,022
China / Hong Kong: 21.1%
476,240	Galaxy Entertainment Group Ltd. #	1,492,194
30,156	Melco Crown Entertainment Ltd. (ADR) †	506,621
92,400	Melco International Development Ltd. #	138,038
178,100	MGM China Holdings Ltd. #	221,353
511,600	Sands China Ltd. #	1,734,401
458,000	SJM Holdings Ltd. #	324,555
221,200	Wynn Macau Ltd. #	256,984
		4,674,146
Greece: 1.5%
38,727	OPAP SA #	339,700
Ireland: 3.2%
5,260	Paddy Power Plc #	703,410
Japan: 3.5%
10,279	Sankyo Co. Ltd. #	383,373
42,500	Sega Sammy Holdings, Inc. #	397,187
		780,560
Malaysia: 3.8%
140,867	Berjaya Sports Toto Bhd	100,069
615,798	Genting Malaysia Bhd #	627,337
181,840	Magnum Bhd #	106,225
		833,631
Malta: 1.6%
3,553	Unibet Group Plc (SDR)	362,749
New Zealand: 1.2%
85,888	Sky City Entertainment Group Ltd. #	259,887
Singapore: 2.9%
1,201,200	Genting Singapore Plc #	647,797
South Africa: 0.9%
127,371	Tsogo Sun Holdings Ltd. #	199,755
South Korea: 3.8%
21,416	Kangwon Land, Inc. #	698,984
9,297	Paradise Co. Ltd. * #	138,341
		837,325
Sweden: 3.0%
23,676	Betsson AB † #	434,419
4,031	NetEnt AB #	235,237
		669,656
United Kingdom: 11.4%
10,891	Betfair Group Plc #	626,074
128,883	Bwin.Party Digital Entertainment Plc #	245,231
156,144	Ladbrokes Plc #	275,367
47,413	Playtech Ltd. #	580,355
135,586	William Hill Plc #	791,132
		2,518,159
United States: 23.6%
13,245	Boyd Gaming Corp. *	263,178
2,171	Churchill Downs, Inc.	307,175
20,296	International Game Technology Plc	328,389
39,513	Las Vegas Sands Corp.	1,732,250
66,005	MGM Mirage *	1,499,634
9,222	Penn National Gaming, Inc. *	147,736
8,168	Pinnacle Entertainment, Inc. *	254,188
9,735	Wynn Resorts Ltd. †	673,565
		5,206,115
Total Common Stocks
(Cost: $28,794,049)		21,612,387
REAL ESTATE INVESTMENT TRUST: 1.9%
(Cost: $600,576)
United States: 1.9%
15,210	Gaming and Leisure Properties, Inc.	422,838
Total Investments Before Collateral for Securities Loaned: 99.6%
(Cost: $29,394,625)		22,035,225

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.6%
Repurchase Agreements: 6.6%
$448,837	Repurchase agreement dated 12/31/15 with HSBC Securities USA, Inc., 0.29%, due 1/4/16, proceeds $448,851; (collateralized by various U.S. government and agency obligations, 3.00%, due 11/15/44, valued at $457,815 including accrued interest)	448,837
1,000,000	Repurchase agreement dated 12/31/15 with Nomura Securities International, Inc., 0.33%, due 1/4/16, proceeds $1,000,037; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 1/15/16 to 10/20/65, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned
(Cost: $1,448,837)		1,448,837
Total Investments: 106.2%
(Cost: $30,843,462)		23,484,062
Liabilities in excess of other assets: (6.2)%		(1,369,565)
NET ASSETS: 100.0%		$22,114,497

ADR	American Depositary Receipt
SDR	Special Drawing Right

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,382,769.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $15,122,811 which represents 68.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Casino Hotels	49.6%	$10,920,915
Casino Services	10.7	2,368,942
Casinos & Gaming	15.8	3,494,325
Computer Software	2.6	580,355
Diversified Operations	1.1	244,263
Gambling (Non-Hotel)	12.9	2,837,944
Internet Gambling	1.1	245,231
Internet Software & Services	1.1	235,237
Lottery Services	4.4	960,277
Racetracks	0.7	147,736
	100.0%	$22,035,225

The summary of inputs used to value the Fund’s investments as of December 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$3,265,475	$—	$3,265,475
Canada	314,022	—	—	314,022
China / Hong Kong	506,621	4,167,525	—	4,674,146
Greece	—	339,700	—	339,700
Ireland	—	703,410	—	703,410
Japan	—	780,560	—	780,560
Malaysia	100,069	733,562	—	833,631
Malta	362,749	—	—	362,749
New Zealand	—	259,887	—	259,887
Singapore	—	647,797	—	647,797
South Africa	—	199,755	—	199,755
South Korea	—	837,325	—	837,325
Sweden	—	669,656	—	669,656
United Kingdom	—	2,518,159	—	2,518,159
United States	5,206,115	—	—	5,206,115
Real Estate Investment Trust*	422,838	—	—	422,838
Repurchase Agreements	—	1,448,837	—	1,448,837
Total	$6,912,414	$16,571,648	$—	$23,484,062

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended December 31, 2015, transfers of securities from Level 2 to Level 1 were $122,658. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GLOBAL SPIN-OFF ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 85.8%
Australia: 4.5%
18,234	Orora Ltd. #	$29,568
38,387	South32 Ltd. * #	29,442
8,137	Star Entertainment Group Ltd. #	29,811
4,857	Treasury Wine Estates Ltd. #	29,116
		117,937
Cayman Islands: 1.2%
1,850	Theravance Biopharma, Inc. (USD) *	30,321
China / Hong Kong: 3.4%
4,500	Cheung Kong Property Holdings Ltd. #	29,110
180,000	China Overseas Property Holdings Ltd. *	29,496
160,000	Global Brands Group Holding Ltd. * #	30,299
		88,905
Finland: 2.2%
2,975	Caverion Corp. #	29,111
3,002	Valmet OYJ #	28,918
		58,029
France: 1.1%
494	Groupe Fnac SA *	29,139
Germany: 1.1%
680	OSRAM Licht AG #	28,398
Ireland: 2.2%
445	Allegion Plc (USD)	29,334
405	Prothena Corp. Plc (USD) * †	27,585
		56,919
Luxembourg: 1.2%
853	Aperam SA * #	30,316
New Zealand: 1.2%
11,498	Chorus Ltd. * #	30,715
Norway: 1.1%
8,661	Aker Solutions ASA # Reg S	29,491
Spain: 1.1%
4,896	Distribuidora Internacional de Alimentacion SA #	28,865
Switzerland: 1.1%
143	Autoneum Holding AG #	28,811
United Kingdom: 2.3%
2,403	Concentric AB (SEK)	30,499
10,188	Indivior Plc #	28,148
		58,647
United States: 62.1%
517	AbbVie, Inc.	30,627
883	ADT Corp. †	29,121
811	Alexander & Baldwin, Inc.	28,636
378	AMC Networks, Inc. *	28,229
1,411	Babcock & Wilcox Enterprises, Inc. *	29,448
750	Baxalta, Inc.	29,272
66	Cable One, Inc.	28,622
14,545	California Resources Corp.	33,890
629	CDK Global, Inc.	29,859
4,832	Chemours Co.	25,900
1,491	Columbia Pipeline Group, Inc.	29,820
1,049	CSRA, Inc.	31,470
746	CST Brands, Inc.	29,198
779	CSW Industrials, Inc. *	29,345
844	Energizer Holdings, Inc.	28,747
934	Engility Holdings, Inc.	30,336
872	Fiesta Restaurant Group, Inc. *	29,299
536	Fortune Brands Home & Security, Inc.	29,748
1,269	Four Corners Property Trust, Inc. *	30,659
1,079	FTD Cos, Inc. *	28,237
1,740	Gannett Co., Inc.	28,345
854	Halyard Health, Inc. *	28,532
2,034	Hewlett Packard Enterprise Co.	30,917
230	Huntington Ingalls Industries, Inc.	29,175
554	Hyster-Yale Materials Handling, Inc.	29,057
1,028	Keysight Technologies, Inc. *	29,123
930	KLX, Inc. *	28,635
2,236	Knowles Corp. *	29,806
1,202	Lands’ End, Inc. * †	28,175
572	Liberty Broadband Corp. *	29,544
951	Liberty TripAdvisor Holdings, Inc. *	28,853
1,369	Lumentum Holdings, Inc. *	30,145
179	Madison Square Garden Co. *	28,962
404	Mallinckrodt Plc *	30,151
572	Marathon Petroleum Corp.	29,652
511	Marriott Vacations Worldwide Corp.	29,101
473	Murphy USA, Inc. *	28,730
2,416	Navient Corp.	27,663
1,502	New Media Investment Group, Inc.	29,229
2,185	News Corp.	29,192
2,476	NorthStar Asset Management Group, Inc.	30,059
1,815	NOW, Inc. *	28,713
591	ONE Gas, Inc.	29,650
823	PayPal Holdings, Inc. *	29,793
357	Phillips 66	29,203
471	Post Holdings, Inc. *	29,061
642	Science Applications International Corp.	29,391
1,073	SPX Flow, Inc. *	29,947
883	Starz *	29,580
1,911	Time, Inc.	29,945
988	TopBuild Corp. *	30,401
664	Vista Outdoor, Inc. *	29,555
5,294	WPX Energy, Inc. *	30,388
1,250	Xura, Inc. *	30,725
804	Xylem, Inc.	29,346
		1,619,207
Total Common Stocks (Cost: $2,333,099)		2,235,700
REAL ESTATE INVESTMENT TRUSTS: 14.4%
United States: 14.4%
2,104	Altisource Residential Corp.	26,111
951	Care Capital Properties, Inc.	29,072
2,649	CareTrust REIT, Inc.	29,007
1,571	Communications Sales & Leasing, Inc. *	29,362
1,056	Gaming and Leisure Properties, Inc.	29,357
2,313	New Residential Investment Corp.	28,126
2,866	New Senior Investment Group, Inc.	28,259
2,606	NorthStar Realty Europe Corp.	30,777
1,945	Rouse Properties, Inc.	28,319
1,291	Starwood Waypoint Residential Trust	29,228
1,264	Urban Edge Properties	29,641
2,769	WP GLIMCHER, Inc.	29,379
1,887	Xenia Hotels & Resorts, Inc.	28,928
Total Real Estate Investment Trusts (Cost: $431,659)		375,566
MONEY MARKET FUND: 0.2% (Cost: $4,804)
4,804	Dreyfus Government Cash Management Fund	4,804
Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $2,769,562)		2,616,070

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.3% (Cost: $87,071)
Repurchase Agreement: 3.3%
$87,071	Repurchase agreement dated 12/31/15 with Daiwa Capital Markets America, Inc., 0.35%, due 1/4/16, proceeds $87,074; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/21/16 to 2/1/49, valued at $88,812 including accrued interest)	87,071
Total Investments: 103.7% (Cost: $2,856,633)		2,703,141
Liabilities in excess of other assets: (3.7)%		(97,367)
NET ASSETS: 100.0%		$2,605,774

SEK	Swedish Krona
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $83,532.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $440,119 which represents 16.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	24.5%	$641,257
Consumer Staples	4.4	115,789
Energy	7.0	182,444
Financials	21.1	551,189
Health Care	7.8	204,636
Industrials	17.9	469,131
Information Technology	10.4	271,229
Materials	4.4	115,226
Telecommunication Services	1.2	30,715
Utilities	1.1	29,650
Money Market Fund	0.2	4,804
	100.0%	$2,616,070

The summary of inputs used to value the Fund’s investments as of December 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$117,937	$—	$117,937
Cayman Islands	30,321	—	—	30,321
China / Hong Kong	29,496	59,409	—	88,905
Finland	—	58,029	—	58,029
France	29,139	—	—	29,139
Germany	—	28,398	—	28,398
Ireland	56,919	—	—	56,919
Luxembourg	—	30,316	—	30,316
New Zealand	—	30,715	—	30,715
Norway	—	29,491	—	29,491
Spain	—	28,865	—	28,865
Switzerland	—	28,811	—	28,811
United Kingdom	30,499	28,148	—	58,647
United States	1,619,207	—	—	1,619,207
Real Estate Investment Trusts*	375,566	—	—	375,566
Money Market Fund	4,804	—	—	4,804
Repurchase Agreement	—	87,071	—	87,071
Total	$2,175,951	$527,190	$—	$2,703,141

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended December 31, 2015, transfers of securities from Level 2 to Level 1 were $65,360. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.1%
Australia: 10.2%
126,760	Ainsworth Game Technology Ltd. #	$209,887
10,286	National Australia Bank Ltd. #	224,105
24,337	QBE Insurance Group Ltd. #	221,000
132,394	Qube Holdings Ltd. #	229,465
270,806	Spotless Group Holdings Ltd. #	211,853
		1,096,310
Canada: 13.7%
3,767	Bank of Montreal	211,740
3,077	Canadian Imperial Bank of Commerce †	201,995
9,608	CI Financial Corp.	211,651
6,763	Enbridge, Inc.	223,957
9,792	Power Corp. of Canada	204,003
8,948	Power Financial Corp.	204,907
5,424	Toronto-Dominion Bank	211,790
		1,470,043
Chile: 4.2%
4,833,661	Banco Santander	216,853
185,422	Empresa Nacional de Electricidad SA	229,909
		446,762
China / Hong Kong: 24.2%
571,000	Agricultural Bank of China Ltd. #	232,366
496,000	Bank of China Ltd. #	220,079
36,000	Beijing Enterprises Holdings Ltd. #	217,015
70,500	BOC Hong Kong Holdings Ltd. #	214,530
320,000	China Construction Bank Corp. #	218,285
94,000	China Merchants Bank Co. Ltd. #	220,036
18,500	China Mobile Ltd. #	208,235
466,000	China Telecom Corp. Ltd. #	217,371
154,000	Dongfeng Motor Group Co. Ltd. #	204,004
367,000	Industrial and Commercial Bank of China Ltd. #	219,984
18,000	Sun Hung Kai Properties Ltd. #	216,350
38,000	Wharf Holdings Ltd. #	209,509
		2,597,764
France: 13.7%
7,198	Carrefour SA #	207,645
18,563	Credit Agricole SA #	218,658
1,244	Kering #	212,605
5,364	Numericable-SFR SAS #	194,783
2,540	Sanofi #	216,374
3,582	Schneider Electric SE #	203,388
4,326	Technip SA #	215,044
		1,468,497
Germany: 3.9%
1,474	Linde AG #	212,844
3,166	Symrise AG #	209,498
		422,342
India: 6.4%
75,985	Ambuja Cements Ltd. #	232,368
45,359	ITC Ltd. #	224,292
18,976	Sun Pharmaceuticals Industries Ltd. #	234,737
		691,397
Netherlands: 1.9%
8,102	Koninklijke Philips NV #	206,712
Singapore: 4.1%
93,800	CapitaLand Ltd. #	220,359
34,850	Oversea-Chinese Banking Corp. Ltd. #	215,344
		435,703
Spain: 1.9%
27,389	Banco Bilbao Vizcaya Argentaria SA #	200,043
Sweden: 6.0%
25,189	Elekta AB #	214,303
19,816	Nordea Bank AB #	217,696
16,259	Svenska Handelsbanken AB #	216,222
		648,221
United Kingdom: 5.9%
27,717	HSBC Holdings Plc #	218,759
42,366	Kingfisher Plc #	205,157
200,649	Lloyds Banking Group Plc #	215,853
		639,769
Total Common Stocks (Cost: $10,905,485)		10,323,563
REAL ESTATE INVESTMENT TRUSTS: 4.0%
Australia: 2.0%
48,437	Goodman Group #	219,143
Singapore: 2.0%
157,400	CapitaLand Mall Trust #	213,462
Total Real Estate Investment Trusts (Cost: $441,315)		432,605
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $11,346,800)		10,756,168

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.3% (Cost: $133,386)
Repurchase Agreement: 1.3%
$133,386	Repurchase agreement dated 12/31/15 with Daiwa Capital Markets America, Inc., 0.35%, due 1/4/16, proceeds $133,391; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/21/16 to 2/1/49, valued at $136,054 including accrued interest)	133,386
Total Investments: 101.4% (Cost: $11,480,186)		10,889,554
Liabilities in excess of other assets: (1.4)%		(147,736)
NET ASSETS: 100.0%		$10,741,818

†	Security fully or partially on loan. Total market value of securities on loan is $125,254.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $8,839,363 which represents 82.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	9.5%	$1,026,436
Consumer Staples	4.0	431,937
Energy	4.1	439,001
Financials	54.1	5,814,722
Health Care	6.2	665,414
Industrials	9.9	1,068,433
Materials	6.1	654,710
Telecommunication Services	4.0	425,606
Utilities	2.1	229,909
	100.0%	$10,756,168

The summary of inputs used to value the Fund’s investments as of December 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$1,096,310	$—	$1,096,310
Canada	1,470,043	—	—	1,470,043
Chile	446,762	—	—	446,762
China / Hong Kong	—	2,597,764	—	2,597,764
France	—	1,468,497	—	1,468,497
Germany	—	422,342	—	422,342
India	—	691,397	—	691,397
Netherlands	—	206,712	—	206,712
Singapore	—	435,703	—	435,703
Spain	—	200,043	—	200,043
Sweden	—	648,221	—	648,221
United Kingdom	—	639,769	—	639,769
Real Estate Investment Trusts*	—	432,605	—	432,605
Repurchase Agreement	—	133,386	—	133,386
Total	$1,916,805	$8,972,749	$—	$10,889,554

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2015.

See Notes to Schedules of Investments

MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 99.8%
Automobiles & Components: 4.9%
756,947	Harley-Davidson, Inc.	$34,357,824
Capital Goods: 10.1%
740,887	Emerson Electric Co.	35,436,625
370,915	United Technologies Corp.	35,633,804
		71,070,429
Consumer Durables & Apparel: 9.5%
367,944	Polaris Industries, Inc.	31,624,787
556,585	VF Corp.	34,647,416
		66,272,203
Diversified Financials: 10.0%
499,936	American Express Co.	34,770,549
265,169	Berkshire Hathaway, Inc. *	35,012,915
		69,783,464
Energy: 5.0%
1,458,872	Spectra Energy Corp.	34,925,396
Food & Staples Retailing: 5.2%
590,654	Wal-Mart Stores, Inc.	36,207,090
Health Care Equipment & Services: 5.1%
443,158	Varian Medical Systems, Inc. *	35,807,166
Materials: 5.1%
361,507	Monsanto Co.	35,615,670
Media: 9.5%
511,350	Time Warner, Inc.	33,069,005
1,241,130	Twenty-First Century Fox, Inc.	33,709,091
		66,778,096
Pharmaceuticals, Biotechnology: 5.4%
122,714	Biogen Idec, Inc. *	37,593,434
Software & Services: 9.8%
255,662	International Business Machines Corp.	35,184,204
1,850,845	The Western Union Co.	33,148,634
		68,332,838
Technology Hardware & Equipment: 5.1%
718,781	Qualcomm, Inc.	35,928,268
Transportation: 15.1%
1,396,462	CSX Corp.	36,238,189
458,882	Kansas City Southern	34,264,719
450,415	Union Pacific Corp.	35,222,453
		105,725,361
Total Common Stocks (Cost: $715,306,650)		698,397,239
Other assets less liabilities: 0.2%		1,483,500
NET ASSETS: 100.0%		$699,880,739

* Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	24.0%	$167,408,123
Consumer Staples	5.2	36,207,090
Energy	5.0	34,925,396
Financials	10.0	69,783,464
Health Care	10.5	73,400,600
Industrials	25.3	176,795,790
Information Technology	14.9	104,261,106
Materials	5.1	35,615,670
	100.0%	$698,397,239

The summary of inputs used to value the Fund’s investments as of December 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$698,397,239	$—	$—	$698,397,239
Total	$698,397,239	$—	$—	$698,397,239

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended December 31, 2015.

See Notes to Schedules of Investments

PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Denmark: 5.0%
319,418	Novo-Nordisk AS (ADR)	$18,551,797
France: 5.0%
430,546	Sanofi SA (ADR)	18,362,787
Ireland: 9.5%
83,005	Endo International Plc (USD) *	5,081,566
20,755	Jazz Pharmaceuticals Plc (USD) *	2,917,323
72,147	Perrigo Co. Plc (USD)	10,439,671
82,650	Shire Plc (ADR)	16,943,250
		35,381,810
Israel: 4.4%
249,119	Teva Pharmaceutical Industries Ltd. (ADR)	16,352,171
Switzerland: 7.0%
302,231	Novartis AG (ADR)	26,003,955
United Kingdom: 9.4%
487,522	AstraZeneca Plc (ADR)	16,551,372
457,925	GlaxoSmithKline Plc (ADR)	18,477,274
		35,028,646
United States: 59.6%
362,780	Abbott Laboratories	16,292,450
291,048	AbbVie, Inc.	17,241,683
43,076	Akorn, Inc. * †	1,607,166
59,150	Allergan Plc *	18,484,375
93,010	AmerisourceBergen Corp.	9,646,067
264,221	Bristol-Myers Squibb Co.	18,175,763
194,520	Eli Lilly & Co.	16,390,255
269,477	Johnson & Johnson	27,680,677
47,165	Mallinckrodt Plc *	3,519,924
87,306	McKesson Corp.	17,219,362
343,252	Merck and Co., Inc.	18,130,571
194,444	Mylan NV *	10,513,587
608,673	Pfizer, Inc.	19,647,964
153,641	Valeant Pharmaceuticals International, Inc. *	15,617,608
228,209	Zoetis, Inc.	10,935,775
		221,103,227
Total Common Stocks (Cost: $400,125,933)		370,784,393
MONEY MARKET FUND: 0.2% (Cost: $689,824)
689,824	Dreyfus Government Cash Management Fund	689,824
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $400,815,757)		371,474,217

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.3%
Repurchase Agreements: 0.3%
$1,000,000	Repurchase agreement dated 12/31/15 with Daiwa Capital Markets America, Inc., 0.35%, due 1/4/16, proceeds $1,000,039; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/21/16 to 2/1/49, valued at $1,020,000 including accrued interest)	1,000,000
81,503	Repurchase agreement dated 12/31/15 with Nomura Securities International, Inc., 0.33%, due 1/4/16, proceeds $81,506; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 1/15/16 to 10/20/65, valued at $83,133 including accrued interest)	81,503
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,081,503)		1,081,503
Total Investments: 100.4% (Cost: $401,897,260)		372,555,720
Liabilities in excess of other assets: (0.4)%		(1,485,030)
NET ASSETS: 100.0%		$371,070,690

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,061,731.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Health Care	16.8%	$62,300,638
Health Care Equipment	4.4	16,292,450
Pharmaceuticals	78.6	292,191,305
Money Market Fund	0.2	689,824
	100.0%	$371,474,217

The summary of inputs used to value the Fund’s investments as of December 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$370,784,393	$—	$—	$370,784,393
Money Market Fund	689,824	—	—	689,824
Repurchase Agreements	—	1,081,503	—	1,081,503
Total	$371,474,217	$1,081,503	$—	$372,555,720

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2015.

See Notes to Schedules of Investments

RETAIL ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 100.1%
China / Hong Kong: 4.6%
238,127	JD.com, Inc. (ADR) *	$7,683,168
United States: 95.5%
37,366	Amazon.com, Inc. *	25,255,306
44,150	AmerisourceBergen Corp.	4,578,797
4,886	AutoZone, Inc. *	3,624,972
34,924	Bed Bath & Beyond, Inc. *	1,685,083
51,228	Best Buy Co., Inc.	1,559,893
67,948	Cardinal Health, Inc.	6,065,718
52,315	Costco Wholesale Corp.	8,448,873
98,998	CVS Caremark Corp.	9,679,034
61,672	Dollar General Corp.	4,432,367
106,525	Home Depot, Inc.	14,087,931
35,596	Kohl’s Corp.	1,695,437
182,304	Kroger Co.	7,625,776
61,354	L Brands, Inc.	5,878,940
109,769	Lowe’s Cos., Inc.	8,346,835
75,184	MACY’S, Inc.	2,629,936
40,202	McKesson Corp.	7,929,040
86,953	Ross Stores, Inc.	4,678,941
107,393	Sysco Corp.	4,403,113
104,431	Target Corp.	7,582,735
72,088	The Gap, Inc. †	1,780,574
106,199	TJX Cos., Inc.	7,530,571
100,260	Walgreens Boots Alliance, Inc.	8,537,640
172,445	Wal-Mart Stores, Inc.	10,570,878
76,979	Whole Foods Market, Inc.	2,578,797
		161,187,187
Total Common Stocks (Cost: $168,914,249)		168,870,355
MONEY MARKET FUND: 0.0% (Cost: $17,327)
17,327	Dreyfus Government Cash Management Fund	17,327
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $168,931,576)		168,887,682

Principal
Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.5% (Cost: $924,350)
Repurchase Agreement: 0.5%
$924,350	Repurchase agreement dated 12/31/15 with Nomura Securities International, Inc., 0.33%, due 1/4/16, proceeds $924,384; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 1/15/16 to 10/20/65, valued at $942,837 including accrued interest)	924,350
Total Investments: 100.6% (Cost: $169,855,926)		169,812,032
Liabilities in excess of other assets: (0.6)%		(1,069,554)
NET ASSETS: 100.0%		$168,742,478

ADR	American Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $886,088.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	58.3%	$98,452,689
Consumer Staples	30.7	51,844,111
Health Care	11.0	18,573,555
Money Market Fund	0.0	17,327
	100.0%	$168,887,682

The summary of inputs used to value the Fund’s investments as of December 31, 2015 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$168,870,355	$—	$—	$168,870,355
Money Market Fund	17,327	—	—	17,327
Repurchase Agreement	—	924,350	—	924,350
Total	$168,887,682	$924,350	$—	$169,812,032

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2015.

See Notes to Schedules of Investments

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

December 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Bermuda: 0.6%
158,684	Marvell Technology Group Ltd. (USD)	$1,399,593
Netherlands: 8.9%
119,309	ASML Holding NV (USD) †	10,591,060
124,331	NXP Semiconductors NV (USD) *	10,474,887
		21,065,947
Singapore: 4.5%
73,617	Avago Technologies Ltd. (USD)	10,685,508
Taiwan: 13.5%
1,398,197	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	31,808,982
United Kingdom: 4.1%
217,229	ARM Holdings Plc (ADR)	9,827,440
United States: 68.2%
109,843	Analog Devices, Inc.	6,076,515
563,453	Applied Materials, Inc.	10,519,667
207,267	Broadcom Corp.	11,984,178
1,272,278	Intel Corp.	43,829,977
38,067	KLA-Tencor Corp.	2,639,946
56,648	Lam Research Corp.	4,498,984
78,747	Linear Technology Corp.	3,344,385
101,659	Maxim Integrated Products, Inc.	3,863,042
83,028	Microchip Technology, Inc. †	3,864,123
542,442	Micron Technology, Inc. *	7,680,979
198,537	NVIDIA Corp.	6,543,779
187,441	ON Semiconductor Corp. *	1,836,922
48,952	Qorvo, Inc. *	2,491,657
396,027	Qualcomm, Inc.	19,795,410
82,037	SanDisk Corp.	6,233,992
93,328	Skyworks Solutions, Inc.	7,170,390
73,504	Teradyne, Inc.	1,519,328
209,899	Texas Instruments, Inc.	11,504,564
115,253	Xilinx, Inc.	5,413,433
		160,811,271
Total Common Stocks (Cost: $260,044,609)		235,598,741
MONEY MARKET FUND: 0.2% (Cost: $455,352)
455,352	Dreyfus Government Cash Management Fund	455,352
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $260,499,961)		236,054,093

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.2%
Repurchase Agreements: 6.2%
$3,462,688	Repurchase agreement dated 12/31/15 with Citigroup Global Markets, Inc., 0.34%, due 1/4/16, proceeds $3,462,819; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 1/15/16 to 4/1/51, valued at $3,531,941 including accrued interest)	3,462,688
3,462,688	Repurchase agreement dated 12/31/15 with Daiwa Capital Markets America, Inc., 0.35%, due 1/4/16, proceeds $3,462,823; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/21/16 to 2/1/49, valued at $3,531,942 including accrued interest)	3,462,688
3,462,688	Repurchase agreement dated 12/31/15 with HSBC Securities USA, Inc., 0.28%, due 1/4/16, proceeds $3,462,796; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 1/15/16 to 11/15/43, valued at $3,531,952 including accrued interest)	3,462,688
728,862	Repurchase agreement dated 12/31/15 with JP Morgan Securities LLC, 0.32%, due 1/4/16, proceeds $728,888; (collateralized by various U.S. government and agency obligations, 0.00% to 2.00%, due 4/28/16 to 2/15/25, valued at $743,447 including accrued interest)	728,862
3,462,688	Repurchase agreement dated 12/31/15 with Nomura Securities International, Inc., 0.33%, due 1/4/16, proceeds $3,462,815; (collateralized by various U.S. government and agency obligations, 0.00% to 10.50%, due 1/15/16 to 10/20/65, valued at $3,531,942 including accrued interest)	3,462,688
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $14,579,614)		14,579,614
Total Investments: 106.2% (Cost: $275,079,575)		250,633,707
Liabilities in excess of other assets: (6.2)%		(14,728,685)
NET ASSETS: 100.0%		$235,905,022

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $13,887,888.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Information Technology	12.1%	$28,521,059
Semiconductor Equipment	12.6	29,768,985
Semiconductors	75.1	177,308,697
Money Market Fund	0.2	455,352
	100.0%	$236,054,093

The summary of inputs used to value the Fund’s investments as of December 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$235,598,741	$—	$—	$235,598,741
Money Market Fund	455,352	—	—	455,352
Repurchase Agreements	—	14,579,614	—	14,579,614
Total	$236,054,093	$14,579,614	$—	$250,633,707

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2015.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2015 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of December 31, 2015, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Biotech ETF	$722,947,946	$32,568,486	$(36,811,097)	$(4,242,611)
Environmental Services ETF	14,742,046	1,694,708	(1,296,532)	398,176
Gaming ETF	31,670,050	2,453,644	(10,639,632)	(8,185,988)
Pharmaceutical ETF	401,902,665	2,955,766	(32,302,711)	(29,346,945)
Retail ETF	169,855,926	12,340,999	(12,384,893)	(43,894)
Semiconductor ETF	274,706,340	66,541	(24,139,174)	(24,072,633)
Global Spin-Off ETF	2,856,673	115,797	(269,329)	(153,532)
Morningstar International Moat ETF	11,489,090	65,847	(665,383)	(599,536)
Morningstar Wide Moat ETF	715,306,650	18,260,590	(35,170,001)	(16,909,411)

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: February 25, 2016

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: February 25, 2016